Earnings Per Share (Calculation of Basic and Diluted EPS) (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Net income attributable to Dominion Energy		$ 1,312	$ 665	$ 390	$ 632	$ 457	$ 690	$ 452	$ 524	$ 2,999	$ 2,123	$ 1,899
Average shares of common stock outstanding - Basic										636.0	616.4	592.4
Net effect of dilutive securities	[1]										0.7	1.3
Average shares of common stock outstanding - Diluted										636.0	617.1	593.7
Earnings Per Common Share - Basic		$ 2.04	$ 1.03	$ 0.62	$ 1.01	$ 0.73	$ 1.10	$ 0.73	$ 0.88	$ 4.72	$ 3.44	$ 3.21
Earnings Per Common Share - Diluted		$ 2.04	$ 1.03	$ 0.62	$ 1.01	$ 0.73	$ 1.10	$ 0.73	$ 0.88	$ 4.72	$ 3.44	$ 3.20

[1]	Dilutive securities consist primarily of the 2013 Equity Units for 2016 and 2015. See Note 17 for more information.